Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 881,822	¥ 797,623	¥ 375,270
Right-of-use assets obtained in exchange for lease liabilities	¥ 917,135	¥ 604,703	¥ 749,008
Weighted average remaining lease term (in years)	3 years 2 months 12 days	2 years 9 months 18 days	3 years 3 months 18 days
Weighted average discount rate	1.64%	1.45%	1.45%
Year ending December 31:
2022	¥ 773,383
2023	490,042
2024	278,068
2025	181,245
2026	112,678
2027 and thereafter	113,935
Total	1,949,351
Less: Interest component	(65,395)
Present value of minimum lease payments	1,883,956
Current portion of lease liability	755,219	¥ 658,320
Lease liability - net of current portion	¥ 1,128,737	¥ 992,892